Long-Term Debts	6 Months Ended
Jun. 30, 2023
Long-Term Debts [Abstract]
Long-term debts

10. Long-term debts

On August 11, 2022, the Company entered into a line of credit agreement with Zhejiang Shaoxing Ruifeng Rural Commercial Bank for a credit line up to RMB100,000,000 with a due date on July 25, 2030. During the six months ended June 30, 2023, the Company borrowed RMB50,876,549 under the credit line and repaid RMB530,000.

The outstanding loans bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from September 20, 2022 to July 25, 2030. The loans are pledged by the land use right of the Company (mentioned in Note 7).

As of June 30, 2023, the future maturities of long-term debts are as below:

As of June 30,	2023
(Unaudited)
RMB
Remaining of 2023	650,000
2024	1,870,000
2025	2,490,000
2026	3,110,000
2027	3,730,000
Thereafter	55,449,865
Total	67,299,865